As filed with the U.S. Securities and Exchange Commission on December 13, 2012
File Nos. 333-09153 and 811-07737

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	29	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	30	[X]

THE PURISIMA FUNDS
(Exact Name of Registrant as Specified in Charter)

13100 SKYLINE BOULEVARD
WOODSIDE, CALIFORNIA 94062-4547
 (Address of Principal Executive Offices)

(415) 851-7925
(Registrant’s Telephone Number, including Area Code)

KENNETH L. FISHER
13100 Skyline Boulevard
Woodside, California 94062-4547
(Name and Address of Agent for Service)

Copy To:
David A. Hearth, Esq.
Paul Hastings LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to paragraph (b)
[X]	on December 31, 2012 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 31, 2012, the effectiveness of the registration statement for The Purisima All-Purpose Fund, filed under Post-Effective Amendment No. 28 on October 2, 2012 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 29 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 28.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 29 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Woodside, and the State of California on the 13th day of December 2012.

THE PURISIMA FUNDS
(Registrant)

/s/ Kenneth L. Fisher
      Kenneth L. Fisher
      President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Kenneth L. Fisher	President (Principal Executive Officer)	December 13, 2012
Kenneth L. Fisher

/s/ Katherine Taylor	Treasurer (Principal Financial and Accounting Officer)	December 13, 2012
Katherine Taylor

/s/Bryan F. Morse*	Trustee	December 13, 2012
Bryan F. Morse

/s/Grover T. Wickersham*	Trustee	December 13, 2012
Grover T. Wickersham

/s/ Pierson E. Clair, III*	Trustee	December 13, 2012
Pierson E. Clair, III

/s/Alfred D. McKelvy, Jr.*	Trustee	December 13, 2012
Alfred D. McKelvy, Jr.

/s/Scott LeFevre*	Trustee	December 13, 2012
Scott LeFevre

*By: /s/ Kenneth L. Fisher		December 13, 2012
Kenneth L. Fisher
Attorney-in-fact pursuant to Powers of Attorney filed September 29, 1998, December 28, 2001 and December 1, 2006.